Description of Organization and Business Operations (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2020	Jul. 16, 2020	Jun. 22, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 21, 2020	Sep. 17, 2020	Jun. 16, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units per share				$ 10.20
Deferred underwriting commissions				$ 5,433,750	$ 5,433,750
Percentage of asset held in trust account				80.00%
Business combination, percentage of voting securities				50.00%
Tax obligation, maximum amount				$ 100,000,000
Business Combination, minimum amount of net tangible assets				5,000,001
Cash				68,986
Woking capital				4,400,000
Tax obligation				40,000,000
Proceeds from Convertible debt				750,000	$ 750,000
Convertible debt				1,500,000
Promissory Note [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 3,000,000.0
Proceeds from loan		$ 1,000,000.0
Merger Agreement [Member] | Seller [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, consideration transferred	$ 344,000,000
Business acquisition, shares issued	32,557,303
Shares issued, price per share	$ 10.56
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units in initial public offering			15,525,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 155,250,000	$ 158,355,000
Offering costs			9,300,000
Deferred underwriting commissions			$ 543,380
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units in initial public offering			2,025,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units in initial public offering			7,760,000
Sale of units in initial public offering aggragate amount			$ 7,760,000
Warrants price per share			$ 1.00
Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units in initial public offering			7,209,560
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units per share				$ 10.20
Extension [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class A common stock shares outstanding								2,089,939
Class A common stock redemption price, per shares								$ 10.46
Class A common stock redemption amount								$ 21,900,000
Septmber Extension [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class A common stock shares outstanding							1,215,698
Class A common stock redemption price, per shares							$ 10.57
Class A common stock redemption amount							$ 12,800,000
December Extension [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class A common stock shares outstanding						1,826,891
Class A common stock redemption price, per shares						$ 10.56
Class A common stock redemption amount						$ 19,300,000